ANALYSIS OF OPERATING SEGMENTS (Details 2) $ in Millions, $ in Millions		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure Of Analysis Of Operating Segment [Line Items]
Own - use Property, plant and equipment, net		$ 6,654,006	$ 2,230.0		$ 6,559,515	$ 6,514,048
Intangible assets		848,681			735,043
Intangible assets [member]
Disclosure Of Analysis Of Operating Segment [Line Items]
Intangible assets	[2]	10,863,904			10,365,292
Property, plant ana equipment for own use [Member]
Disclosure Of Analysis Of Operating Segment [Line Items]
Own - use Property, plant and equipment, net	[3]	5,799,997			5,899,249	$ 5,732,230
Colombia [Member] | Intangible assets [member]
Disclosure Of Analysis Of Operating Segment [Line Items]
Intangible assets	[2]	5,868,867			5,496,699
Colombia [Member] | Property, plant ana equipment for own use [Member]
Disclosure Of Analysis Of Operating Segment [Line Items]
Own - use Property, plant and equipment, net		4,635,899			4,702,347
Panama [Member] | Intangible assets [member]
Disclosure Of Analysis Of Operating Segment [Line Items]
Intangible assets	[2]	3,657,236			3,681,756
Panama [Member] | Property, plant ana equipment for own use [Member]
Disclosure Of Analysis Of Operating Segment [Line Items]
Own - use Property, plant and equipment, net		203,824			208,727
Costa Rica [Member] | Intangible assets [member]
Disclosure Of Analysis Of Operating Segment [Line Items]
Intangible assets	[2]	89,343			113,009
Costa Rica [Member] | Property, plant ana equipment for own use [Member]
Disclosure Of Analysis Of Operating Segment [Line Items]
Own - use Property, plant and equipment, net		366,800			376,984
Guatemala [Member] | Intangible assets [member]
Disclosure Of Analysis Of Operating Segment [Line Items]
Intangible assets	[2]	16,714			14,110
Guatemala [Member] | Property, plant ana equipment for own use [Member]
Disclosure Of Analysis Of Operating Segment [Line Items]
Own - use Property, plant and equipment, net		98,778			97,798
Other countries [Member] | Intangible assets [member]
Disclosure Of Analysis Of Operating Segment [Line Items]
Intangible assets	[2]	1,231,744			1,059,718
Other countries [Member] | Property, plant ana equipment for own use [Member]
Disclosure Of Analysis Of Operating Segment [Line Items]
Own - use Property, plant and equipment, net		$ 494,696			$ 513,393

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[2]	see notes 16 to 18.
[3]	Only includes assets for own use diferent than assets given in operating lease (see note 15.2)